UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $223,249 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HEALTHWAYS INC        COM              02649V104     6919   152905 SH       SOLE                        0   152905        0
AMGEN INC COM                  COMMON           31162100      9112   115543 SH       SOLE                        0   115543        0
ARTHROCARE CORP COM            COMMON           43136100      6330   150215 SH       SOLE                        0   150215        0
BED BATH & BEYOND INC          COMMON           75896100      7613   210602 SH       SOLE                        0   210602        0
BROADCOM CORP                  CL A             111320107     9673   205158 SH       SOLE                        0   205158        0
C D W CORP                     COM              12512N105     5461    94845 SH       SOLE                        0    94845        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     6594   328696 SH       SOLE                        0   328696        0
CHEESECAKE FACTORY INC         COM              163072101      850    22740 SH       SOLE                        0    22740        0
CHICOS FAS INC                 COM              168615102    14088   320695 SH       SOLE                        0   320695        0
CISCO SYS INC                  COM              17275R102     6824   398603 SH       SOLE                        0   398603        0
COACH INC                      COM              189754104     4410   132285 SH       SOLE                        0   132285        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9658   192120 SH       SOLE                        0   192120        0
EBAY INC                       COM              278642103     7650   177000 SH       SOLE                        0   177000        0
FASTENAL CO                    COM              311900104      345     8820 SH       SOLE                        0     8820        0
GENENTECH INC                  COM NEW          368710406    12942   139915 SH       SOLE                        0   139915        0
GILEAD SCIENCES INC            COM              375558103    13150   250138 SH       SOLE                        0   250138        0
GOOGLE INC                     CL A             38259P508     6288    15158 SH       SOLE                        0    15158        0
KOHLS CORP                     COM              500255104     7265   149495 SH       SOLE                        0   149495        0
KYPHON INC                     COM              501577100     9752   238835 SH       SOLE                        0   238835        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     5728   102115 SH       SOLE                        0   102115        0
MONSTER WORLDWIDE INC          COM              611742107     5961   146025 SH       SOLE                        0   146025        0
NETWORK APPLIANCE INC          COM              64120L104    11125   412035 SH       SOLE                        0   412035        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     9128   183921 SH       SOLE                        0   183921        0
PANERA BREAD CO                CL A             69840W108      920    14000 SH       SOLE                        0    14000        0
QUALCOMM INC                   COM              747525103    11889   275972 SH       SOLE                        0   275972        0
STAPLES INC                    COM              855030102      460    20236 SH       SOLE                        0    20236        0
STARBUCKS CORP                 COM              855244109    12378   412469 SH       SOLE                        0   412469        0
SYNOPSYS INC                   COM              871607107     5184   258433 SH       SOLE                        0   258433        0
VERISIGN INC                   COM              92343E102     8173   373214 SH       SOLE                        0   373214        0
YAHOO INC                      COM              984332106     7379   188335 SH       SOLE                        0   188335        0